Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
File Number	333-256118
Registrant Name	GO GO BUYERS, INC.
Entity Central Index Key	0001842563
Identification tax	36-4919249
Incorporation State	NV
AddressLine1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
AddressPostalZipCode	89108
cityAreaCode	(530)
LocalPhoneNumber	539-4950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
extended transition period	false